FHLB ADVANCES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate, Total	$ 5,000	$ 0
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate, Total	$ 1,574	$ 1,692
Variable Income Interest Rate [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.45%	0.45%
Fixed Income Interest Rate [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.14%	2.14%